Taxes (Details Narrative) (Superior Living SDN. BHD.) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Statutory rate	21.00%	21.00%	21.00%	21.00%		21.00%		21.00%
Net operating loss	$ 10,000
Superior Living SDN. BHD. [Member]
Statutory rate	24.00%				24.00%		24.00%
Income tax rate, description	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) and RM 500,000 (or approximately $125,000) income for the three months ended March 31, 2020 and 2019, respectively, with the remaining balance being taxed at the 24% rate.				The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less and that are not part of a group containing a company exceeding this capitalization threshold) is 17% and 18% for the first RM 500,000 (or approximately $125,000) income for the years ended December 31, 2019 and 2018, respectively, with the remaining balance being taxed at the 24% rate.
Income	$ 150,000	$ 125,000			$ 125,000		$ 125,000
Tax savings	9,971	0			0		7,443
Net operating loss	$ 900,000		$ 1,100,000		$ 1,100,000
Net operating loss maturity date, description	The NOL will expire in 2026.				The NOL will expire in 2026.
Unrecognized tax benefits
Incurred interest and penalties
Superior Living SDN. BHD. [Member] | RM [Member]
Income	$ 600,000	$ 500,000			$ 500,000		$ 500,000